Intangible Assets, Net - Additional Information (Detail) - Claims Cost Recovery Rights [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 31, 2023
Intangible Assets, Net [Line Items]
Finite life intangible assets acquired useful life			8 years
Purchase of Intangible assets			$ 200		$ 287,029
Additional purchase of intangible assets	$ 100		200
Intangible Assets, net	2,890,976		2,890,976		3,132,796	$ 3,363,156
Amortization expense	$ 121,000	$ 121,000	$ 242,020	$ 234,500	$ 476,492	$ 266,900	$ 200
Series MRCS LLC [Member]
Intangible Assets, Net [Line Items]
Finite life intangible assets acquired useful life					8 years
Additional purchase of intangible assets					$ 287,000
Payment of cash for assets purchase					700
Series MRCS LLC [Member] | Class A Common Stock [Member]
Intangible Assets, Net [Line Items]
Issuance of stock value for purchase of assets								$ 800
Hazel Transactions [Member]
Intangible Assets, Net [Line Items]
Intangible Assets, net					$ 285,500